Accumulated Other Elements of Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Elements of Comprehensive Income (Loss) [Abstract]
Accumulated Other Elements of Comprehensive Income (Loss)
Note 14: Accumulated Other Elements of Comprehensive Income (Loss)

Accumulated other elements of comprehensive income (loss) comprised the following:
	December 31,
(dollars in millions)	2012	2011

Accumulated foreign currency translation gain (loss)	$45.9	$(28.7)
Prior service credits, net, related to the Company's pension and postretirement benefit plans	3.1	4.1
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(89.7)	(60.3)
Change in fair value of derivatives accounted for as cash flow hedges and other, net	10.7	(5.9)

Total accumulated other elements of comprehensive income (loss)	$(30.0)	$(90.8)